NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2025
Nature of operations [abstract]
NATURE OF OPERATIONS [Text Block]

1. NATURE OF OPERATIONS

First Majestic Silver Corp. (the "Company" or "First Majestic") is in the business of production, development, exploration, and acquisition of mineral properties with a focus on silver and gold production in North America. The Company owns four producing mines in Mexico consisting of the Santa Elena Silver/Gold Mine, the San Dimas Silver/Gold Mine, the Los Gatos Silver Mine ("Los Gatos") (through the Company's 70% interest in the Los Gatos joint venture) (see Note 4), and the La Encantada Silver Mine. The Company also owns the Jerritt Canyon Gold Mine in Nevada, USA which the Company placed on temporary suspension on March 20, 2023 to focus on exploration, definition, and expansion of the mineral resources and optimization of mine planning and plant operations. The Company owns two additional mines in Mexico that are in suspension: the San Martin Silver Mine and the Del Toro Silver Mine, and several exploration stage projects. In addition, the Company is the 100% owner and operator of its own minting facility, First Mint, LLC ("First Mint").

First Majestic is incorporated in the Province of British Columbia, Canada, and is publicly listed on the New York Stock Exchange ("NYSE") and the Toronto Stock Exchange ("TSX") under the symbol "AG", and on the Frankfurt Stock Exchange under the symbol "FMV". The Company's head office and principal address is located at Suite 1800 - 925 West Georgia Street, Vancouver, British Columbia, V6C 3L2, Canada.